T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 99.5%			Booking Holdings (1)	9,946	13,381
			Trip. com Group, ADR (1)	30,054	705
Communication Services 19.1%
					240,691
Entertainment 2.9%			Multiline Retail 1.3%
Electronic Arts (1)	28,487	2,854	Dollar General	123,999	18,725
Netflix (1)	95,210	35,751	Dollar Tree (1)	13,333	980
Spotify Technology (1)	32,777	3,980			19,705
		42,585
			Specialty Retail 1.0%
Interactive Media & Services 16.2%			Ross Stores	136,763	11,894
Alphabet, Class A (1)	15,879	18,451	TJX	61,030	2,918
Alphabet, Class C (1)	70,391	81,851			14,812
Facebook, Class A (1)	543,118	90,592
IAC/InterActiveCorp (1)	41,447	7,429	Textiles, Apparel & Luxury Goods 0.9%
Match Group (1)(2)	1,765	117	Lululemon Athletica (1)	39,500	7,487
Tencent Holdings (HKD)	829,100	40,980	NIKE, Class B	61,888	5,121
		239,420			12,608
Total Communication Services		282,005	Total Consumer Discretionary		300,697
Consumer Discretionary 20.4%			Consumer Staples 0.1%
Auto Components 0.0%			Beverages 0.1%
Aptiv	3,292	162	Constellation Brands, Class A	6,343	909
		162			909
Automobiles 0.0%			Tobacco 0.0%
Ferrari	997	152	Philip Morris International	315	23
		152			23
Hotels, Restaurants & Leisure 0.9%			Total Consumer Staples		932
Chipotle Mexican Grill (1)	4,131	2,703	Energy 0.0%
Hilton Worldwide Holdings	43,353	2,958	Oil, Gas & Consumable Fuels 0.0%
Marriott International, Class A	42,942	3,212	Concho Resources	1,035	44
McDonald's	12,277	2,030	Pioneer Natural Resources	4,589	322
Restaurant Brands International
(2)	2,018	81	Total Energy		366
Wynn Resorts	8,633	520	Financials 4.0%
Yum! Brands	15,507	1,063	Banks 0.0%
		12,567	Citigroup	6,113	257
Internet & Direct Marketing Retail 16.3%			JPMorgan Chase	2,318	209
Alibaba Group Holding, ADR (1)	351,162	68,294			466
Amazon. com (1)	81,197	158,311
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Capital Markets 2.4%			Health Care Providers & Services 6.1%
Charles Schwab	54,726	1,840	Anthem	51,822	11,766
Goldman Sachs Group	23,201	3,587	Centene (1)	231,395	13,747
Intercontinental Exchange	101,103	8,164	Cigna	167,087	29,604
Morgan Stanley	157,002	5,338	HCA Healthcare	51,808	4,655
MSCI	8,000	2,312	UnitedHealth Group	121,193	30,223
S&P Global	41,187	10,093			89,995
State Street	40,990	2,183	Health Care Technology 0.1%
TD Ameritrade Holding	71,031	2,462	Veeva Systems, Class A (1)	12,717	1,989
		35,979			1,989
Insurance 1.6%			Life Sciences Tools & Services 1.2%
American International Group	17,232	418	Agilent Technologies	3,493	250
Chubb	29,496	3,294	Thermo Fisher Scientific	59,230	16,798
Marsh & McLennan	58,131	5,026
Willis Towers Watson	82,626	14,034			17,048
		22,772	Pharmaceuticals 0.3%
Total Financials		59,217	Zoetis	38,397	4,519
Health Care 16.2%					4,519
			Total Health Care		238,378
Biotechnology 3.0%			Industrials & Business Services 3.8%
AbbVie	13,735	1,046
Alexion Pharmaceuticals (1)	46,005	4,131	Aerospace & Defense 1.1%
Amgen	6,505	1,319	Boeing	43,662	6,512
Biogen (1)	6,962	2,203	L3Harris Technologies	25,478	4,589
Incyte (1)	25,369	1,858	Northrop Grumman	18,406	5,568
Regeneron Pharmaceuticals (1)	2,735	1,335			16,669
Seattle Genetics (1)	10,559	1,218	Airlines 0.0%
Vertex Pharmaceuticals (1)	127,464	30,330	United Airlines Holdings (1)	9,147	289
		43,440			289
Health Care Equipment & Supplies 5.5%			Commercial Services & Supplies 0.1%
Abbott Laboratories	14,280	1,127	Cintas	6,557	1,136
Becton Dickinson & Company	61,384	14,104			1,136
Danaher	135,663	18,777
Exact Sciences (1)(2)	37,651	2,184	Industrial Conglomerates 0.9%
Intuitive Surgical (1)	42,765	21,178	General Electric	131,574	1,045
Stryker	141,553	23,567	Honeywell International	16,236	2,172
Teleflex	1,538	450	Roper Technologies	30,571	9,532
		81,387			12,749

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Machinery 0.0%			Marvell Technology Group	276,855	6,265
Fortive	7,640	422	Maxim Integrated Products	27,067	1,316
			NVIDIA	56,669	14,938
		422
			QUALCOMM	27,316	1,848
Professional Services 0.9%			Texas Instruments	24,883	2,486
CoStar Group (1)	13,939	8,185			44,716
Equifax	38,354	4,581
IHS Markit	3,608	217	Software 15.3%
			Atlassian, Class A (1)	33,655	4,619
		12,983
			Citrix Systems	4,200	594
Road & Rail 0.8%			Coupa Software (1)	2,877	402
Canadian Pacific Railway	15,622	3,431	DocuSign (1)	53,651	4,957
Kansas City Southern	18,489	2,351	Intuit	127,473	29,319
Norfolk Southern	16,228	2,369	Microsoft	543,672	85,743
Union Pacific	26,950	3,801	Paycom Software (1)	13,382	2,703
		11,952	salesforce. com (1)	195,981	28,217
Total Industrials & Business Services		56,200	ServiceNow (1)	114,775	32,892
Information Technology 35.3%			Splunk (1)	88,971	11,231
			Synopsys (1)	42,484	5,472
Communications Equipment 0.0%			VMware, Class A (1)	45,788	5,545
Motorola Solutions	747	99	Workday, Class A (1)	104,819	13,650
		99			225,344
IT Services 13.8%			Technology Hardware, Storage & Peripherals 3.2%
ANT International, Class C,			Apple	183,817	46,743
Acquisition Date: 6/7/18,
Cost $2,803 (1)(3)(4)	499,643	3,508			46,743
Automatic Data Processing	5,529	756	Total Information Technology		520,884
Fidelity National Information			Materials 0.5%
Services	211,343	25,708
Fiserv (1)	233,648	22,194	Chemicals 0.5%
FleetCor Technologies (1)	14,466	2,698	Air Products & Chemicals	731	146
Global Payments	183,362	26,446	Linde	25,311	4,379
Mastercard, Class A	181,216	43,775	Sherwin-Williams	5,766	2,649
PayPal Holdings (1)	257,961	24,697	Total Materials		7,174
Visa, Class A	336,393	54,200	Real Estate 0.0%
		203,982
			Equity Real Estate Investment Trusts 0.0%
Semiconductors & Semiconductor Equipment 3.0%
			American Tower, REIT	2,385	520
Advanced Micro Devices (1)	146,264	6,652
Applied Materials	127,870	5,859	Total Real Estate		520
KLA	5,148	740
Lam Research	19,215	4,612
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Utilities 0.1%			Total Short-Term Investments
			(Cost $5,655)		5,655
Electric Utilities 0.0%
NextEra Energy	590	142	SECURITIES LENDING COLLATERAL 0.1%
		142
			Investments in a Pooled Account through Securities Lending
Multi-Utilities 0.1%			Program with State Street Bank and Trust Company 0.1%

Sempra Energy	14,747	1,666	Short-Term Funds 0.1%
		1,666	T. Rowe Price Short-Term Fund,
Total Utilities		1,808	1.28% (5)(6)	122,661	1,227
Total Common Stocks			Total Investments in a Pooled Account
(Cost $833,406)		1,468,181	through Securities Lending Program with
			State Street Bank and Trust Company		1,227
SHORT-TERM INVESTMENTS 0.4%			Total Securities Lending Collateral
			(Cost $1,227)		1,227
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 0.95% (5)(6)	5,655,040	5,655	Total Investments in Securities 100.0%
			(Cost $840,288)		$1,475,063
			Other Assets Less Liabilities 0.0%		76
			Net Assets 100%		$1,475,139

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $3,508 and represents 0.2% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$25
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$25+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government Reserve Fund	$12,140		¤	¤ $	5,655
T. Rowe Price Short-Term Fund	2,736		¤	¤	1,227
					$6,882^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $25 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,882.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,423,693$	40,980$	3,508$	1,468,181
Short-Term Investments	5,655	—	—	5,655
Securities Lending Collateral	1,227	—	—	1,227
Total	$1,430,575$	40,980$	3,508$	1,475,063

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $295,000 for the period ended March 31, 2020.

($000 s)

	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$3,213	$295	$3,508